INVENTORIES, NET	12 Months Ended
Dec. 31, 2024
INVENTORIES, NET
INVENTORIES, NET
8.	INVENTORIES, NET

Inventories, net consisted of the followings:

	As of December 31,
	2023	2024
	RMB	RMB
Finished goods	105,542	80,853
Raw materials	51,761	31,472
Inventories, net	157,303	112,325

The Group recorded inventory written down amounted to RMB13,182 and RMB3,104 as of December 31, 2023 and 2024, respectively.

The following table summarizes the activity in inventory written down for the years ended December 31, 2023 and 2024:

	Year ended December 31,
	2023	2024
	RMB	RMB
Balance at beginning of the year	3,820	13,182
Addition	11,006	2,898
Reduction	(1,644)	(12,976)
Balance at end of the year	13,182	3,104